VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
($ reported in thousands)
	Par Value	Value
U.S. Government Securities—16.3%
U.S. Treasury Bonds
2.375%, 2/15/42	$ 720	$ 561
3.000%, 8/15/48	3,115	2,628
1.375%, 8/15/50	1,320	767
1.875%, 2/15/51	1,335	884
1.875%, 11/15/51	940	620
2.250%, 2/15/52	950	687
2.875%, 5/15/52	985	816
4.000%, 11/15/52	2,800	2,876
3.625%, 2/15/53	1,420	1,363
3.625%, 5/15/53	4,365	4,195
U.S. Treasury Notes
0.625%, 12/31/27	990	846
1.500%, 2/15/30	1,265	1,083
1.375%, 11/15/31	630	519
4.125%, 11/15/32	1,170	1,196
3.500%, 2/15/33	625	609
3.375%, 5/15/33	1,600	1,543
Total U.S. Government Securities (Identified Cost $23,493)		21,193

Municipal Bonds—3.2%
California—0.1%
Santa Clara Valley Water District Series B, Taxable 2.967%, 6/1/50	250	175
Florida—0.8%
Broward County, Water & Sewer Utility Revenue Series A 4.000%, 10/1/47	1,065	1,050
Idaho—0.1%
Idaho Health Facilities Authority St. Luke’s Health System Revenue Taxable Series B 5.020%, 3/1/48	170	157
Illinois—0.0%
Sales Tax Securitization Corp. Series B, Second Lien, Taxable (BAM Insured) 3.411%, 1/1/43	30	23
New York—1.6%
Metropolitan Transportation Authority Revenue Taxable Series A 5.000%, 11/15/45	1,290	1,410
New York State Environmental Facilities Corp. Revenue Taxable 5.000%, 6/15/51	535	589
		1,999

Texas—0.4%
City of San Antonio, General Obligation Taxable 1.963%, 2/1/33	255	204
State of Texas, General Obligation Taxable 3.211%, 4/1/44	80	65
Texas Public Finance Authority Revenue Taxable 2.140%, 2/1/35	205	158
	Par Value	Value

Texas—continued
Texas Transportation Commission State Highway Fund Revenue Taxable 4.000%, 10/1/33	$ 80	$ 76
		503

Virginia—0.2%
City of Bristol, General Obligation Taxable (State AID Withholding Insured) 4.210%, 1/1/42	285	252
Total Municipal Bonds (Identified Cost $4,627)		4,159

Foreign Government Securities—1.3%
Dominican Republic 144A 4.875%, 9/23/32(1)	420	357
Emirate of Dubai Government International Bonds RegS 5.250%, 1/30/43(2)	200	188
Federative Republic of Brazil 6.000%, 10/20/33	200	197
Republic of Serbia 144A 6.500%, 9/26/33(1)	200	195
United Mexican States
2.659%, 5/24/31	425	353
6.350%, 2/9/35	400	420
Total Foreign Government Securities (Identified Cost $1,793)		1,710

Mortgage-Backed Securities—25.6%
Agency—3.0%
Federal Home Loan Mortgage Corp.
Pool #SD2026 5.000%, 11/1/52	1,638	1,606
Pool #SD3238 5.500%, 12/1/52	155	154
Federal National Mortgage Association
Pool #323702 6.000%, 5/1/29	5	5
Pool #535371 6.500%, 5/1/30	—(3)	—(3)
Pool #590108 7.000%, 7/1/31	3	3
Pool #880117 5.500%, 4/1/36	21	21
Pool #909092 6.000%, 9/1/37	8	9
Pool #909220 6.000%, 8/1/38	104	107
Pool #938574 5.500%, 9/1/36	40	41
Pool #986067 6.000%, 8/1/38	2	2
Pool #FS4438 5.000%, 11/1/52	149	146
Pool #MA4785 5.000%, 10/1/52	353	346
Pool #MA4805 4.500%, 11/1/52	516	496
See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Agency—continued
Pool #MA5072 5.500%, 7/1/53	$ 933	$ 929
Government National Mortgage Association I Pool #443000 6.500%, 9/15/28	7	7
		3,872

Non-Agency—22.6%
Ajax Mortgage Loan Trust
2019-D, A1 144A 2.956%, 9/25/65(1)(4)	145	133
2021-A, A1 144A 1.065%, 9/25/65(1)(4)	170	148
American Homes 4 Rent Trust
2015-SFR1, A 144A 3.467%, 4/17/52(1)	190	182
2015-SFR2, C 144A 4.691%, 10/17/52(1)	125	121
AMSR Trust
2020-SFR1, B 144A 2.120%, 4/17/37(1)	255	236
2020-SFR2, C 144A 2.533%, 7/17/37(1)	100	92
2020-SFR2, D 144A 3.282%, 7/17/37(1)	250	233
2021-SFR2, C 144A 1.877%, 8/17/38(1)	460	400
2022-SFR1, C 144A 3.740%, 3/17/39(1)	515	465
Angel Oak Mortgage Trust
2021-8, A1 144A 1.820%, 11/25/66(1)(4)	238	198
2022-5, A1 144A 4.500%, 5/25/67(1)(4)	104	99
Angel Oak SB Commercial Mortgage Trust 2020-SBC1, A1 144A 2.068%, 5/25/50(1)(4)	174	158
Arroyo Mortgage Trust
2019-1, A1 144A 3.805%, 1/25/49(1)(4)	74	69
2019-2, A1 144A 3.347%, 4/25/49(1)(4)	30	28
2021-1R, A1 144A 1.175%, 10/25/48(1)(4)	86	68
2022-1, A1B 144A 3.269%, 12/25/56(1)(4)	270	234
BBCMS Mortgage Trust 2018-TALL, A (1 month LIBOR + 0.872%, Cap N/A, Floor 0.872%) 144A 6.066%, 3/15/37(1)(4)	425	383
Benchmark Mortgage Trust 2023-B38, A2 5.626%, 4/15/56	235	230
BPR Trust
2021-KEN, A (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 2/15/29(1)(4)	360	353
2022-OANA, A (1 month Term SOFR + 1.898%, Cap N/A, Floor 1.898%) 144A 7.045%, 4/15/37(1)(4)	670	650
	Par Value	Value

Non-Agency—continued
BX Commercial Mortgage Trust
2019-XL, C (1 month Term SOFR + 1.364%, Cap N/A, Floor 1.250%) 144A 6.511%, 10/15/36(1)(4)	$ 144	$ 143
2022-LP2, D (1 month Term SOFR + 1.961%, Cap N/A, Floor 1.961%) 144A 7.108%, 2/15/39(1)(4)	302	287
BX Trust 2019-OC11, D 144A 4.075%, 12/9/41(1)(4)	815	677
Cascade MH Asset Trust 2021-MH1, A1 144A 1.753%, 2/25/46(1)	404	343
Chase Mortgage Finance Corp.
2016-SH1, M2 144A 3.750%, 4/25/45(1)(4)	82	73
2016-SH2, M2 144A 3.750%, 12/25/45(1)(4)	167	145
CHL Mortgage Pass-Through Trust 2004-6, 1A2 4.890%, 5/25/34(4)	56	51
CIM Trust 2022-R2, A1 144A 3.750%, 12/25/61(1)(4)	623	571
Citigroup Mortgage Loan Trust, Inc. 2019-RP1, A1 144A 3.500%, 1/25/66(1)(4)	335	315
COLT Mortgage Loan Trust
2022-1, A1 144A 2.284%, 12/27/66(1)(4)	276	235
2022-5, A1 144A 4.550%, 4/25/67(1)(4)	234	225
COLT Mortgage Pass-Through Certificates 2021-1R, A1 144A 0.857%, 5/25/65(1)(4)	43	36
COMM Mortgage Trust
2013-300P, A1 144A 4.353%, 8/10/30(1)	175	160
2020-CBM, B 144A 3.099%, 2/10/37(1)	210	194
CoreVest American Finance Trust
2019-3, C 144A 3.265%, 10/15/52(1)	220	184
2020-1, A1 144A 1.832%, 3/15/50(1)	277	261
2020-3, A 144A 1.358%, 8/15/53(1)	160	144
2020-4, A 144A 1.174%, 12/15/52(1)	252	227
2022-1, A 144A 4.744%, 6/17/55(1)(4)	756	735
Credit Suisse Mortgage Capital Certificates 2019-ICE4, A (1 month LIBOR + 0.980%, Cap N/A, Floor 0.980%) 144A 6.173%, 5/15/36(1)(4)	369	367
Credit Suisse Mortgage Capital Trust
2020-NQM1, A1 144A 1.208%, 5/25/65(1)(4)	36	33
2020-RPL4, A1 144A 2.000%, 1/25/60(1)(4)	279	240
2021-NQM1, A1 144A 0.809%, 5/25/65(1)(4)	73	61
Deephaven Residential Mortgage Trust 2022-1, A1 144A 2.205%, 1/25/67(1)(4)	448	391

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Ellington Financial Mortgage Trust
2019-2, A3 144A 3.046%, 11/25/59(1)(4)	$ 19	$ 17
2022-1, A1 144A 2.206%, 1/25/67(1)(4)	889	739
Extended Stay America Trust 2021-ESH, C (1 month LIBOR + 1.700%, Cap N/A, Floor 1.700%) 144A 6.894%, 7/15/38(1)(4)	487	474
FirstKey Homes Trust 2021-SFR1, D 144A 2.189%, 8/17/38(1)	335	288
Flagstar Mortgage Trust 2017-1, 1A3 144A 3.500%, 3/25/47(1)(4)	40	36
Galton Funding Mortgage Trust
2017-1, A21 144A 3.500%, 7/25/56(1)(4)	6	5
2018-1, A23 144A 3.500%, 11/25/57(1)(4)	442	393
GCAT Trust 2020-NQM1, A1 144A 2.247%, 1/25/60(1)(4)	10	9
GCT Commercial Mortgage Trust 2021-GCT, A (1 month LIBOR + 0.800%, Cap N/A, Floor 0.800%) 144A 5.993%, 2/15/38(1)(4)	395	337
Homes Trust 2023-NQM2, A1 144A 6.456%, 2/25/68(1)(4)	197	196
Imperial Fund Mortgage Trust 2021-NQM4, A1 144A 2.091%, 1/25/57(1)(4)	560	465
INTOWN Mortgage Trust 2022-STAY, A (1 month Term SOFR + 2.489%, Cap N/A, Floor 2.489%) 144A 7.636%, 8/15/39(1)(4)	305	305
JPMBB Commercial Mortgage Securities Trust 2014-C18, AS 4.439%, 2/15/47(4)	307	299
JPMorgan Chase Mortgage Trust
2017-3, 2A2 144A 2.500%, 8/25/47(1)(4)	26	22
2017-5, A1 144A 3.356%, 10/26/48(1)(4)	23	22
KKR Industrial Portfolio Trust 2021-KDIP, C (1 month Term SOFR + 1.114%, Cap N/A, Floor 1.000%) 144A 6.261%, 12/15/37(1)(4)	143	138
KNDL Mortgage Trust 2019-KNSQ, A (1 month LIBOR + 0.950%, Cap N/A, Floor 0.800%) 144A 6.143%, 5/15/36(1)(4)	215	214
LHOME Mortgage Trust
2021-RTL1, A1 144A 2.090%, 2/25/26(1)(4)	146	143
2021-RTL2, A1 144A 2.090%, 6/25/26(1)(4)	110	107
MetLife Securitization Trust 2017-1A, M1 144A 3.453%, 4/25/55(1)(4)	305	260
MFA Trust
2022-NQM2, A1 144A 4.000%, 5/25/67(1)(4)	885	831
2020-NQM3, A1 144A 1.014%, 1/26/65(1)(4)	231	206
Mill City Mortgage Loan Trust
2017-3, B1 144A 3.250%, 1/25/61(1)(4)	574	476
2019-1, M2 144A 3.500%, 10/25/69(1)(4)	155	133
2021-NMR1, A1 144A 1.125%, 11/25/60(1)(4)	105	97
	Par Value	Value

Non-Agency—continued
MIRA Trust 2023-MILE, A 144A 6.755%, 6/10/28(1)	$ 400	$ 399
Morgan Stanley Bank of America Merrill Lynch Trust 2013-C13, AS 4.266%, 11/15/46	360	355
New Residential Mortgage Loan Trust
2014-1A, A 144A 3.750%, 1/25/54(1)(4)	54	50
2015-2A, A1 144A 3.750%, 8/25/55(1)(4)	38	35
2016-1A, A1 144A 3.750%, 3/25/56(1)(4)	29	27
2016-3A, B1 144A 4.000%, 9/25/56(1)(4)	181	164
2016-4A, B1A 144A 4.500%, 11/25/56(1)(4)	205	191
2018-2A, A1 144A 4.500%, 2/25/58(1)(4)	107	101
2019-RPL2, M2 144A 3.750%, 2/25/59(1)(4)	650	554
2021-NQ2R, A1 144A 0.941%, 10/25/58(1)(4)	921	815
2022-NQM2, A1 144A 3.079%, 3/27/62(1)(4)	442	389
2022-RTL1, A1F 144A 4.336%, 12/25/26(1)	255	244
2018-1A, A1A 144A 4.000%, 12/25/57(1)(4)	456	428
NLT Trust 2021-INV2, A1 144A 1.162%, 8/25/56(1)(4)	159	127
NMLT Trust 2021-INV1, A1 144A 1.185%, 5/25/56(1)(4)	138	112
OBX Trust 2019-INV1, A3 144A 4.500%, 11/25/48(1)(4)	15	14
Preston Ridge Partners Mortgage LLC
2021-2, A1 144A 2.115%, 3/25/26(1)(4)	284	268
2021-RPL1, A1 144A 1.319%, 7/25/51(1)(4)	348	303
PRET LLC 2021-RN3, A1 144A 1.843%, 9/25/51(1)(4)	377	342
Pretium Mortgage Credit Partners I LLC 2021-NPL1, A1 144A 2.240%, 9/27/60(1)(4)	135	127
Progress Residential Trust 2019-SFR3, B 144A 2.571%, 9/17/36(1)	365	349
Provident Funding Mortgage Trust 2019-1, A2 144A 3.000%, 12/25/49(1)(4)	341	288
RCKT Mortgage Trust
2020-1, A1 144A 3.000%, 2/25/50(1)(4)	118	99
2023-CES1, A1A 144A 6.515%, 6/25/43(1)(4)	180	179
Residential Mortgage Loan Trust 2019-2, A1 144A 2.913%, 5/25/59(1)(4)	13	13
Sequoia Mortgage Trust 2013-8, B1 3.481%, 6/25/43(4)	23	22
SG Residential Mortgage Trust
2019-3, A1 144A 2.703%, 9/25/59(1)(4)	117	113
2021-1, A3 144A 1.560%, 7/25/61(1)(4)	183	140

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Non-Agency—continued
Starwood Mortgage Residential Trust 2021-3, A3 144A 1.518%, 6/25/56(1)(4)	$ 59	$ 47
Towd Point Mortgage Trust
2016-4, B1 144A 3.951%, 7/25/56(1)(4)	310	283
2017-1, M1 144A 3.750%, 10/25/56(1)(4)	340	318
2017-4, A2 144A 3.000%, 6/25/57(1)(4)	570	503
2018-2, A2 144A 3.500%, 3/25/58(1)(4)	670	612
2018-6, A2 144A 3.750%, 3/25/58(1)(4)	600	523
2019-1, A1 144A 3.750%, 3/25/58(1)(4)	121	113
2019-2, A2 144A 3.750%, 12/25/58(1)(4)	190	166
2019-4, A2 144A 3.250%, 10/25/59(1)(4)	240	206
2019-HY2, M1 (1 month LIBOR + 1.600%, Cap N/A, Floor 1.600%) 144A 6.750%, 5/25/58(1)(4)	100	98
2020-MH1, A2 144A 2.500%, 2/25/60(1)(4)	405	349
2021-1, A2 144A 2.750%, 11/25/61(1)(4)	355	283
2023-1, A1 144A 3.750%, 1/25/63(1)	476	434
Tricon American Homes Trust
2019-SFR1, C 144A 3.149%, 3/17/38(1)	190	175
2020-SFR2, D 144A 2.281%, 11/17/39(1)	310	262
TVC Mortgage Trust 2020-RTL1, A1 144A 3.474%, 9/25/24(1)	3	3
VCAT LLC 2021-NPL2, A1 144A 2.115%, 3/27/51(1)(4)	188	177
Verus Securitization Trust
2019-4, M1 144A 3.207%, 11/25/59(1)(4)	100	87
2019-INV2, A1 144A 2.913%, 7/25/59(1)(4)	43	41
2022-4, A1 144A 4.474%, 4/25/67(1)(4)	962	918
2022-6, A1 144A 4.910%, 6/25/67(1)(4)	407	393
Visio Trust 2020-1R, A2 144A 1.567%, 11/25/55(1)	70	62
Wells Fargo Commercial Mortgage Trust 2014-C24, AS 3.931%, 11/15/47	361	342
		29,433

Total Mortgage-Backed Securities (Identified Cost $35,609)		33,305

Asset-Backed Securities—11.7%
Automobiles—5.1%
American Credit Acceptance Receivables Trust 2022-1, D 144A 2.460%, 3/13/28(1)	270	253
	Par Value	Value

Automobiles—continued
Avis Budget Rental Car Funding LLC
(AESOP) 2020-2A, A 144A 2.020%, 2/20/27(1)	$ 381	$ 345
(AESOP) 2023-3A, A 144A 5.440%, 2/22/28(1)	237	233
CarNow Auto Receivables Trust 2023-1A, C 144A 7.240%, 9/15/26(1)	288	285
Carvana Auto Receivables Trust
2019-2A, D 144A 3.280%, 1/15/25(1)	23	23
2019-3A, D 144A 3.040%, 4/15/25(1)	79	78
2021-N3, D 1.580%, 6/12/28	220	205
2023-N1, C 144A 5.920%, 7/10/29(1)	250	245
CPS Auto Receivables Trust 2019-D, E 144A 3.860%, 10/15/25(1)	265	260
Credit Acceptance Auto Loan Trust 2020-3A, B 144A 1.770%, 12/17/29(1)	265	258
DT Auto Owner Trust 2023-1A, B 144A 5.190%, 10/16/28(1)	384	377
Exeter Automobile Receivables Trust 2023-2A, B 5.610%, 9/15/27	315	311
FHF Trust 2023-1A, A2 144A 6.570%, 6/15/28(1)	250	248
First Investors Auto Owner Trust
2021-1A, C 144A 1.170%, 3/15/27(1)	300	285
2022-1A, C 144A 3.130%, 5/15/28(1)	270	253
Foursight Capital Automobile Receivables Trust 2022-1, B 144A 2.150%, 5/17/27(1)	215	200
GLS Auto Select Receivables Trust 2023-1A, B 144A 6.090%, 3/15/29(1)	385	383
LAD Auto Receivables Trust
2021-1A, D 144A 3.990%, 11/15/29(1)	270	245
2023-2A, D 144A 6.300%, 2/15/31(1)	265	260
Lendbuzz Securitization Trust 2022-1A, A 144A 4.220%, 5/17/27(1)	195	190
Santander Drive Auto Receivables Trust 2023-1, B 4.980%, 2/15/28	627	615
United Auto Credit Securitization Trust 2023-1, B 144A 5.910%, 7/10/28(1)	287	285
Veridian Auto Receivables Trust 2023-1A, A4 144A 5.590%, 12/15/28(1)	315	312
Westlake Automobile Receivables Trust
2021-3A, D 144A 2.120%, 1/15/27(1)	265	245
2023-1A, C 144A 5.740%, 8/15/28(1)	265	262
		6,656

Consumer Loans—0.7%
ACHV ABS Trust 2023-1PL, A 144A 6.420%, 3/18/30(1)	132	132
Marlette Funding Trust 2023-2A, B 144A 6.540%, 6/15/33(1)	249	247

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Consumer Loans—continued
OneMain Financial Issuance Trust 2022-3A, A 144A 5.940%, 5/15/34(1)	$ 256	$ 254
Oportun Issuance Trust 2021-C, A 144A 2.180%, 10/8/31(1)	270	243
		876

Credit Card—0.4%
Avant Credit Card Master Trust 2021-1A, A 144A 1.370%, 4/15/27(1)	280	262
Genesis Sales Finance Master Trust 2021-AA, A 144A 1.200%, 12/21/26(1)	280	264
		526

Equipment—0.3%
NMEF Funding LLC 2021-A, B 144A 1.850%, 12/15/27(1)	385	376
Other—5.2%
Amur Equipment Finance Receivables XII LLC 2023-1A, A2 144A 6.090%, 12/20/29(1)	325	324
Applebee’s Funding LLC 2023-1A, A2 144A 7.824%, 3/5/53(1)	224	220
Aqua Finance Trust
2017-A, A 144A 3.720%, 11/15/35(1)	14	14
2019-A, A 144A 3.140%, 7/16/40(1)	55	51
2019-A, C 144A 4.010%, 7/16/40(1)	234	206
2020-AA, B 144A 2.790%, 7/17/46(1)	270	235
Arby’s Funding LLC 2020-1A, A2 144A 3.237%, 7/30/50(1)	427	376
Bankers Healthcare Group Securitization Trust 2020-A, A 144A 2.560%, 9/17/31(1)	45	44
BHG Securitization Trust 2021-A, A 144A 1.420%, 11/17/33(1)	197	184
BXG Receivables Note Trust 2023-A, A 144A 5.770%, 11/15/38(1)	375	371
Cajun Global LLC 2021-1, A2 144A 3.931%, 11/20/51(1)	161	137
CCG Receivables Trust 2021-1, C 144A 0.840%, 6/14/27(1)	285	268
Dext ABS LLC 2023-1, A2 144A 5.990%, 3/15/32(1)	187	184
Diamond Resorts Owner Trust 2021-1A, A 144A 1.510%, 11/21/33(1)	74	68
Foundation Finance Trust
2019-1A, A 144A 3.860%, 11/15/34(1)	24	23
2021-1A, A 144A 1.270%, 5/15/41(1)	116	102
Hardee’s Funding LLC 2020-1A, A2 144A 3.981%, 12/20/50(1)	416	354
Jack in the Box Funding LLC 2022-1A, A2I 144A 3.445%, 2/26/52(1)	317	281
Jersey Mike’s Funding 2019-1A, A2 144A 4.433%, 2/15/50(1)	194	177
	Par Value	Value

Other—continued
MAPS Trust 2021-1A, A 144A 2.521%, 6/15/46(1)	$ 204	$ 176
MVW LLC 2020-1A, A 144A 1.740%, 10/20/37(1)	199	182
MVW Owner Trust 2019-1A, A 144A 2.890%, 11/20/36(1)	55	52
Navient Private Education Refi Loan Trust 2021-EA, A 144A 0.970%, 12/16/69(1)	195	165
NBC Funding LLC 2021-1, A2 144A 2.989%, 7/30/51(1)	223	191
NMEF Funding LLC
2019-A, C 144A 3.300%, 8/17/26(1)	50	50
2022-A, B 144A 3.350%, 10/16/28(1)	260	246
Octane Receivables Trust
2020-1A, A 144A 1.710%, 2/20/25(1)	10	10
2023-1A, C 144A 6.370%, 9/20/29(1)	285	280
Orange Lake Timeshare Trust 2019-A, B 144A 3.360%, 4/9/38(1)	225	215
Pawneee Equipment Receivables LLC 2022-1, B 144A 5.400%, 7/17/28(1)	300	291
Progress Residential Trust 2021-SFR6, D 144A 2.225%, 7/17/38(1)	205	177
Purchasing Power Funding LLC 2021-A, A 144A 1.570%, 10/15/25(1)	226	223
TRP LLC 2021-1, A 144A 2.070%, 6/19/51(1)	139	119
VFI ABS LLC
2022-1A, A 144A 2.230%, 3/24/28(1)	85	82
2022-1A, B 144A 3.040%, 7/24/28(1)	425	401
ZAXBY’S Funding LLC 2021-1A, A2 144A 3.238%, 7/30/51(1)	388	323
		6,802

Total Asset-Backed Securities (Identified Cost $15,964)		15,236

Corporate Bonds and Notes—31.5%
Communication Services—1.0%
CCO Holdings LLC
144A 6.375%, 9/1/29(1)	23	22
144A 4.750%, 3/1/30(1)	180	154
Level 3 Financing, Inc. 144A 3.625%, 1/15/29(1)	245	147
Sprint Capital Corp. 8.750%, 3/15/32	265	320
Telecomunicaciones Digitales S.A. 144A 4.500%, 1/30/30(1)	200	170
T-Mobile USA, Inc. 5.050%, 7/15/33	246	241

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Communication Services—continued
Vodafone Group plc 5.625%, 2/10/53	$ 320	$ 314
		1,368

Consumer Discretionary—1.3%
Ashtead Capital, Inc.
144A 4.375%, 8/15/27(1)	305	287
144A 5.500%, 8/11/32(1)	200	193
Churchill Downs, Inc. 144A 6.750%, 5/1/31(1)	115	114
Clarios Global LP 144A 6.750%, 5/15/28(1)	20	20
Ford Motor Co. 4.750%, 1/15/43	110	85
Ford Motor Credit Co. LLC 6.800%, 5/12/28	200	200
MDC Holdings, Inc. 3.966%, 8/6/61	260	155
Newell Brands, Inc. 6.375%, 9/15/27	166	159
PulteGroup, Inc. 6.375%, 5/15/33	355	367
Station Casinos LLC 144A 4.500%, 2/15/28(1)	70	63
		1,643

Consumer Staples—1.2%
Anheuser-Busch Cos. LLC 4.900%, 2/1/46	240	229
Bacardi Ltd. 144A 5.400%, 6/15/33(1)	275	273
BAT Capital Corp.
7.750%, 10/19/32	193	212
4.758%, 9/6/49	245	185
Central American Bottling Corp. 144A 5.250%, 4/27/29(1)	90	83
Church & Dwight Co., Inc. 5.000%, 6/15/52	295	292
Pilgrim’s Pride Corp. 6.250%, 7/1/33	352	341
		1,615

Energy—3.2%
Alliance Resource Operating Partners LP 144A 7.500%, 5/1/25(1)	185	185
BP Capital Markets plc 4.875% (5)	405	368
Civitas Resources, Inc. 144A 8.750%, 7/1/31(1)	135	137
CrownRock LP 144A 5.000%, 5/1/29(1)	135	126
DT Midstream, Inc. 144A 4.125%, 6/15/29(1)	170	149
Ecopetrol S.A. 8.875%, 1/13/33	175	173
Enbridge, Inc. 7.625%, 1/15/83	320	322
Enerflex Ltd. 144A 9.000%, 10/15/27(1)	220	214
	Par Value	Value

Energy—continued
Energy Transfer LP Series H 6.500% (5)	$ 230	$ 209
Flex Intermediate Holdco LLC 144A 3.363%, 6/30/31(1)	355	282
Genesis Energy LP 8.875%, 4/15/30	100	98
Kinder Morgan Energy Partners LP
6.950%, 1/15/38	110	118
7.500%, 11/15/40	215	239
Kinder Morgan, Inc. 7.750%, 1/15/32	40	45
Occidental Petroleum Corp. 6.125%, 1/1/31	305	310
Pertamina Persero PT 144A 6.450%, 5/30/44(1)	500	522
Petroleos Mexicanos 7.690%, 1/23/50	275	185
Reliance Industries Ltd. 144A 2.875%, 1/12/32(1)	250	208
USA Compression Partners LP 6.875%, 4/1/26	125	123
Venture Global Calcasieu Pass LLC 144A 3.875%, 8/15/29(1)	125	109
		4,122

Financials—10.0%
Allstate Corp. (The) Series B 5.750%, 8/15/53	310	305
Ares Finance Co. LLC 144A 4.000%, 10/8/24(1)	270	259
Ascot Group Ltd. 144A 4.250%, 12/15/30(1)	270	207
Banco Mercantil del Norte S.A. 144A 6.625% (1)(5)	235	180
Bank of America Corp.
2.687%, 4/22/32	975	808
5.288%, 4/25/34	105	104
2.482%, 9/21/36	330	253
Bank of New York Mellon Corp. (The) Series G 4.700% (5)	430	418
Barclays plc 7.437%, 11/2/33	400	433
BBVA Bancomer S.A. 144A 5.125%, 1/18/33(1)	200	174
Blackstone Private Credit Fund 2.625%, 12/15/26	144	123
Blue Owl Finance LLC 144A 3.125%, 6/10/31(1)	355	270
Brookfield Finance, Inc. 2.724%, 4/15/31	440	360
Capital One Financial Corp. 2.359%, 7/29/32	422	298
Charles Schwab Corp. (The) Series H 4.000% (5)	240	175
Citadel LP 144A 4.875%, 1/15/27(1)	255	244
Citigroup, Inc.
3.980%, 3/20/30	275	254
6.270%, 11/17/33	255	271
6.174%, 5/25/34	273	275

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Financials—continued
Citizens Bank N.A. 2.250%, 4/28/25	$ 250	$ 226
Corebridge Financial, Inc. 6.875%, 12/15/52	290	278
Discover Financial Services 6.700%, 11/29/32	126	130
Drawbridge Special Opportunities Fund LP 144A 3.875%, 2/15/26(1)	280	250
Fifth Third Bancorp 4.337%, 4/25/33	160	141
Global Atlantic Fin Co. 144A 7.950%, 6/15/33(1)	121	122
Goldman Sachs Group, Inc. (The)
1.992%, 1/27/32	505	398
3.102%, 2/24/33	145	123
6.450%, 5/1/36	145	152
Huntington Bancshares, Inc. 2.550%, 2/4/30	180	144
JPMorgan Chase & Co.
5.717%, 9/14/33	435	441
1.953%, 2/4/32	685	546
KeyCorp 4.789%, 6/1/33	215	180
Ladder Capital Finance Holdings LLLP 144A 4.250%, 2/1/27(1)	155	135
Liberty Mutual Group, Inc. 144A 4.125%, 12/15/51(1)	305	240
Lincoln National Corp. (3 month LIBOR + 2.040%) 7.290%, 4/20/67(4)	315	202
MetLife, Inc. Series G 3.850% (5)	325	300
Morgan Stanley
5.250%, 4/21/34	375	370
5.948%, 1/19/38	123	121
6.375%, 7/24/42	260	290
National Rural Utilities Cooperative Finance Corp. (3 month LIBOR + 2.910%) 8.209%, 4/30/43(4)	150	145
OneMain Finance Corp. 6.875%, 3/15/25	285	282
OWL Rock Core Income Corp. 4.700%, 2/8/27	185	168
Prudential Financial, Inc.
5.125%, 3/1/52	88	79
6.000%, 9/1/52	44	42
6.750%, 3/1/53	185	186
State Street Corp.
4.164%, 8/4/33	295	273
4.821%, 1/26/34	83	81
Synchrony Financial
4.875%, 6/13/25	80	76
3.700%, 8/4/26	132	118
Texas Capital Bancshares, Inc. 4.000%, 5/6/31	330	239
Toronto-Dominion Bank (The) 8.125%, 10/31/82	235	239
Wells Fargo & Co.
5.389%, 4/24/34	480	477
Series BB 3.900%(5)	245	216
	Par Value	Value

Financials—continued
Zions Bancorp NA 3.250%, 10/29/29	$ 250	$ 184
		13,005

Health Care—4.0%
AdaptHealth LLC 144A 5.125%, 3/1/30(1)	180	146
Amgen, Inc.
5.250%, 3/2/33	334	334
5.650%, 3/2/53	83	84
Bio-Rad Laboratories, Inc. 3.700%, 3/15/32	505	444
Catalent Pharma Solutions, Inc. 144A 3.500%, 4/1/30(1)(6)	245	198
CVS Health Corp. 5.875%, 6/1/53	320	328
DENTSPLY SIRONA, Inc. 3.250%, 6/1/30	500	433
Fortrea Holdings, Inc. 144A 7.500%, 7/1/30(1)	64	66
GE HealthCare Technologies, Inc. 5.857%, 3/15/30	360	369
HCA, Inc.
5.500%, 6/1/33	250	250
5.250%, 6/15/49	170	153
Illumina, Inc. 2.550%, 3/23/31	373	308
IQVIA, Inc. 144A 5.700%, 5/15/28(1)	400	396
Par Pharmaceutical, Inc. 144A 7.500%, 4/1/27(1)(7)	70	52
Royalty Pharma plc
2.150%, 9/2/31	200	157
3.350%, 9/2/51	350	225
Teva Pharmaceutical Finance Netherlands III B.V. 3.150%, 10/1/26	175	156
Universal Health Services, Inc. 2.650%, 1/15/32	475	374
Utah Acquisition Sub, Inc. 3.950%, 6/15/26	107	102
Viatris, Inc.
2.300%, 6/22/27	226	197
144A 2.300%, 6/22/27(1)	2	1
Zimmer Biomet Holdings, Inc. 3.550%, 3/20/30	500	437
		5,210

Industrials—3.7%
Alaska Airlines Pass-Through Trust 2020-1, A 144A 4.800%, 2/15/29(1)	390	374
Aviation Capital Group LLC 144A 3.500%, 11/1/27(1)	245	216
Avolon Holdings Funding Ltd. 144A 4.375%, 5/1/26(1)	260	243
BlueLinx Holdings, Inc. 144A 6.000%, 11/15/29(1)	225	197
Boeing Co. (The)
5.805%, 5/1/50	130	130
5.930%, 5/1/60	509	504

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Industrials—continued
British Airways Pass-Through Trust 2021-1, A 144A 2.900%, 9/15/36(1)	$ 272	$ 224
CoStar Group, Inc. 144A 2.800%, 7/15/30(1)	465	384
Delta Air Lines Pass-Through Trust 2015-1, AA 3.625%, 1/30/29	193	175
Ferguson Finance plc 144A 4.650%, 4/20/32(1)	370	349
Global Infrastructure Solutions, Inc. 144A 7.500%, 4/15/32(1)	215	183
Huntington Ingalls Industries, Inc. 2.043%, 8/16/28	439	369
Icahn Enterprises LP 5.250%, 5/15/27	200	172
Regal Rexnord Corp. 144A 6.400%, 4/15/33(1)	435	435
Science Applications International Corp. 144A 4.875%, 4/1/28(1)	285	265
Sempra Global 144A 3.250%, 1/15/32(1)	339	272
TransDigm, Inc. 5.500%, 11/15/27	100	94
United Airlines Pass-Through Trust 2023-1, A 5.800%, 7/15/37	253	258
		4,844

Information Technology—2.0%
Booz Allen Hamilton, Inc.
144A 3.875%, 9/1/28(1)	260	235
144A 4.000%, 7/1/29(1)	275	246
Broadcom, Inc. 4.150%, 11/15/30	255	235
CDW LLC 3.569%, 12/1/31	287	242
Consensus Cloud Solutions, Inc. 144A 6.500%, 10/15/28(1)	125	107
Dell International LLC 8.100%, 7/15/36	272	318
Kyndryl Holdings, Inc. 2.700%, 10/15/28	198	161
Leidos, Inc. 2.300%, 2/15/31	475	374
Motorola Solutions, Inc. 4.600%, 5/23/29	180	174
Oracle Corp.
6.250%, 11/9/32	170	181
5.550%, 2/6/53	240	233
3.850%, 4/1/60	60	42
		2,548

Materials—0.9%
ArcelorMittal S.A. 6.800%, 11/29/32	200	205
Bayport Polymers LLC 144A 5.140%, 4/14/32(1)	300	268
FMG Resources August 2006 Pty Ltd. 144A 5.875%, 4/15/30(1)	215	205
Glencore Funding LLC 144A 2.850%, 4/27/31(1)	225	186
	Par Value	Value

Materials—continued
Knife River Corp. 144A 7.750%, 5/1/31(1)	$ 20	$ 20
Teck Resources Ltd. 6.125%, 10/1/35	265	267
		1,151

Real Estate—1.7%
EPR Properties 4.750%, 12/15/26	185	168
GLP Capital LP
5.750%, 6/1/28	136	133
4.000%, 1/15/30	75	65
3.250%, 1/15/32	298	240
Kite Realty Group Trust 4.750%, 9/15/30	325	292
MPT Operating Partnership LP 3.500%, 3/15/31	190	131
Office Properties Income Trust 4.500%, 2/1/25	190	164
Ontario Teachers’ Cadillac Fairview Properties Trust 144A 2.500%, 10/15/31(1)	330	260
Phillips Edison Grocery Center Operating Partnership I LP 2.625%, 11/15/31	420	311
VICI Properties LP
4.950%, 2/15/30	175	164
5.125%, 5/15/32	175	164
144A 4.125%, 8/15/30(1)	145	128
		2,220

Utilities—2.5%
Brooklyn Union Gas Co. (The) 144A 4.866%, 8/5/32(1)	190	178
CMS Energy Corp. 4.750%, 6/1/50	430	370
Electricite de France S.A.
144A 6.250%, 5/23/33(1)	200	203
144A 6.900%, 5/23/53(1)	215	223
Enel Finance International N.V. 144A 7.500%, 10/14/32(1)	400	443
Exelon Corp. 5.600%, 3/15/53	495	499
KeySpan Gas East Corp. 144A 5.994%, 3/6/33(1)	240	242
NRG Energy, Inc. 144A 7.000%, 3/15/33(1)	365	368
Puget Energy, Inc.
2.379%, 6/15/28	204	176
4.224%, 3/15/32	158	142
Southern Co. (The) Series 21-A 3.750%, 9/15/51	429	365
Vistra Corp. 144A 8.000% (1)(5)	100	93
		3,302

Total Corporate Bonds and Notes (Identified Cost $43,846)		41,028

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Leveraged Loans—6.1%
Aerospace—0.4%
Brown Group Holding LLC (1 month Term SOFR + 2.600%) 7.702%, 6/7/28(4)	$ 219	$ 216
Delta Air Lines, Inc. (3 month Term SOFR + 3.750%) 8.798%, 10/20/27(4)	108	112
Mileage Plus Holdings LLC (3 month LIBOR + 5.250%) 10.764%, 6/21/27(4)	96	99
TransDigm, Inc. Tranche I (3 month Term SOFR + 3.250%) 8.492%, 8/24/28(4)	144	144
		571

Chemicals—0.5%
Ineos Finance plc 2027 (1 month Term SOFR + 3.850%) 8.952%, 11/8/27(4)	279	277
Trinseo Materials Operating SCA 2018 (3 month LIBOR + 2.000%) 7.538%, 9/6/24(4)	234	225
Windsor Holdings III LLC (3 month LIBOR + 3.250%) 0.000%, 6/21/30(4)(8)	170	167
		669

Consumer Durables—0.1%
Resideo Funding, Inc. Tranche B (1-3 month LIBOR + 2.250%) 7.470% - 7.600%, 2/11/28(4)	122	121
Consumer Non-Durables—0.1%
Kronos Acquisition Holdings, Inc. Tranche B-1 (3 month LIBOR + 3.750%) 0.000%, 12/22/26(4)(8)	130	126
Energy—0.2%
Freeport LNG Investments LLP Tranche B (3 month LIBOR + 3.500%) 8.750%, 12/21/28(4)	124	120
Oryx Midstream Services Permian Basin LLC 2023 (1 month Term SOFR + 3.364%) 8.505% - 8.539%, 10/5/28(4)	122	122
		242

Financials—0.1%
Blackhawk Network Holdings, Inc. First Lien (3 month Term SOFR + 3.000%) 8.264%, 6/15/25(4)	87	86
Food / Tobacco—0.4%
Del Monte Foods, Inc. (1 month Term SOFR + 4.350%) 9.439%, 5/16/29(4)	45	43
Froneri U.S., Inc. Tranche B-2 (1 month LIBOR - Term SOFR + 2.250%) 7.452%, 1/29/27(4)	252	251
Hostess Brands LLC
2019, Tranche B (3 month LIBOR + 2.250%) 7.075%, 8/3/25(4)	169	169
	Par Value	Value

Food / Tobacco—continued
Tranche B (3 month Term SOFR + 2.500%) 7.742%, 6/21/30(4)	$ 70	$ 70
		533

Forest Prod / Containers—0.1%
Berry Global, Inc. Tranche Z (1 month LIBOR + 1.750%) 6.972%, 7/1/26(4)	187	186
Gaming / Leisure—0.5%
Caesars Entertainment, Inc. Tranche B (1 month Term SOFR + 3.350%) 8.452%, 2/6/30(4)	50	50
Entain plc Tranche B-2 (3 month LIBOR + 3.250%) 0.000%, 10/31/29(4)(8)	20	20
Hilton Worldwide Finance LLC Tranche B-2 (1 month Term SOFR + 1.750%) 6.939%, 6/22/26(4)	125	125
Scientific Games International, Inc. Tranche B (1 month Term SOFR + 3.100%) 8.248%, 4/13/29(4)	64	64
Station Casinos LLC Tranche B-1 (1 month LIBOR + 2.250%) 7.450%, 2/8/27(4)	122	121
UFC Holdings LLC Tranche B-3 (3 month LIBOR + 2.750%) 8.050%, 4/29/26(4)	270	270
		650

Health Care—0.7%
Agiliti Health, Inc. 2023, Tranche B (1 month Term SOFR + 3.000%) 8.160%, 5/1/30(4)	109	109
CHG Healthcare Services, Inc. First Lien (1 month LIBOR + 3.250%) 8.443%, 9/29/28(4)	234	233
LifePoint Health, Inc. Tranche B, First Lien (3 month LIBOR + 3.750%) 9.023%, 11/16/25(4)	104	96
Medline Borrower LP (1 month Term SOFR + 3.364%) 8.467%, 10/23/28(4)	179	177
Perrigo Investments LLC Tranche B (1 month Term SOFR + 2.350%) 7.452%, 4/20/29(4)	94	93
Sunshine Luxembourg VII S.a.r.l. Tranche B-3 (3 month Term SOFR + 3.850%) 9.092%, 10/1/26(4)	191	189
		897

Housing—0.1%
Standard Industries, Inc. (1 month Term SOFR + 2.614%) 7.692%, 9/22/28(4)	123	123
Information Technology—0.9%
Applied Systems, Inc. 2026 (3 month Term SOFR + 4.500%) 9.742%, 9/18/26(4)	222	223

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Par Value	Value

Information Technology—continued
CCC Intelligent Solutions, Inc. Tranche B (1 month Term SOFR + 2.364%) 7.467%, 9/21/28(4)	$ 123	$ 122
CDK Global, Inc. (3 month LIBOR + 2.000%) 0.000%, 7/6/29(4)(8)	190	189
Open Text Corp. (1 month Term SOFR + 3.600%) 8.702%, 1/31/30(4)	80	80
Sophia LP Tranche B (3 month LIBOR + 3.500%) 9.038%, 10/7/27(4)	121	120
Uber Technologies, Inc. 2023 (3 month Term SOFR + 2.750%) 7.999% - 8.026%, 3/3/30(4)	294	294
UKG, Inc. 2021-2, First Lien (3 month Term SOFR + 3.350%) 8.271%, 5/4/26(4)	122	119
		1,147

Manufacturing—0.2%
Alliance Laundry Systems LLC Tranche B (1 month Term SOFR + 3.600%) 8.559%, 10/8/27(4)	83	83
Filtration Group Corp. 2021 (3 month Term SOFR + 2.750%) 8.717%, 10/21/28(4)	126	125
NCR Corp. (3 month LIBOR + 2.500%) 7.780%, 8/28/26(4)	108	108
		316

Media / Telecom - Broadcasting—0.3%
Nexstar Media, Inc. Tranche B-4 (1 month Term SOFR + 2.614%) 7.717%, 9/18/26(4)	74	74
Univision Communications, Inc. 2021 (3 month LIBOR + 3.250%) 0.000%, 3/15/26(4)(8)	259	257
		331

Media / Telecom - Cable/Wireless Video—0.2%
DIRECTV Financing LLC (1 month Term SOFR + 5.000%) 10.217%, 8/2/27(4)	234	229
Media / Telecom - Wireless Communications—0.2%
SBA Senior Finance II LLC Tranche B (1 month LIBOR + 1.750%) 6.950%, 4/11/25(4)	220	220
Retail—0.1%
PetsMart LLC (1 month Term SOFR + 3.850%) 8.952%, 2/11/28(4)	189	188
Service—0.7%
BrightView Landscapes LLC Tranche B (3 month LIBOR + 2.000%) 0.000%, 4/20/29(4)(8)	259	255
Dun & Bradstreet Corp. (The) Tranche B (1 month Term SOFR + 3.350%) 8.434%, 2/6/26(4)	120	120
	Par Value	Value

Service—continued
NAB Holdings LLC First Lien (3 month Term SOFR + 3.150%) 8.392%, 11/23/28(4)	$ 123	$ 122
Peraton Corp. Tranche B, First Lien (1 month Term SOFR + 3.850%) 8.952%, 2/1/28(4)	214	209
Pike Corp. 2028 (1 month Term SOFR + 3.114%) 8.217%, 1/21/28(4)	250	249
		955

Transportation - Automotive—0.1%
Clarios Global LP 2023 (1 month Term SOFR + 3.750%) 8.852%, 5/6/30(4)	170	169
Utilities—0.2%
Brookfield WEC Holdings, Inc. (1 month LIBOR + 2.750%) 7.943%, 8/1/25(4)	251	251
Total Leveraged Loans (Identified Cost $7,998)		8,010

	Shares
Preferred Stocks—0.8%
Financials—0.4%
JPMorgan Chase & Co. Series HH, 4.600%	171(9)	160
MetLife, Inc. Series D, 5.875%	108(9)	99
Truist Financial Corp. Series Q, 5.100%	330(9)	285
		544

Industrials—0.4%
General Electric Co. Series D, (3 month LIBOR + 3.330%), 8.882%(4)	471(9)	471
Total Preferred Stocks (Identified Cost $1,040)		1,015

Total Long-Term Investments—96.5% (Identified Cost $134,370)		125,656

Short-Term Investment—2.0%
Money Market Mutual Fund—2.0%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(10)	2,638,303	2,638
Total Short-Term Investment (Identified Cost $2,638)		2,638

See Notes to Schedule of Investments

VIRTUS Newfleet Core Plus Bond Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
June 30, 2023
($ reported in thousands)
	Shares	Value

Securities Lending Collateral—0.2%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.997%)(10)(11)	201,684	$ 202
Total Securities Lending Collateral (Identified Cost $202)		202

TOTAL INVESTMENTS—98.7% (Identified Cost $137,210)		$128,496
Other assets and liabilities, net—1.3%		1,720
NET ASSETS—100.0%		$130,216

Abbreviations:
ABS	Asset-Backed Securities
BAM	Build America Municipal Insured
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
LLP	Limited Liability Partnership
LP	Limited Partnership
NA	National Association
SOFR	Secured Overnight Financing Rate

Footnote Legend:
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At June 30, 2023, these securities amounted to a value of $55,736 or 42.8% of net assets.
(2)	Regulation S security. Security is offered and sold outside of the United States; therefore, it is exempt from registration with the SEC under Rules 903 and 904 of the Securities Act of 1933.
(3)	Amount is less than $500 (not in thousands).
(4)	Variable rate security. Rate disclosed is as of June 30, 2023. Information in parenthesis represents benchmark and reference rate for each security. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.
(5)	No contractual maturity date.
(6)	All or a portion of security is on loan.
(7)	Security in default, interest payments are being received during the bankruptcy proceedings.
(8)	This loan will settle after June 30, 2023, at which time the interest rate, calculated on the base lending rate and the agreed upon spread on trade date, will be reflected.
(9)	Value shown as par value.
(10)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.
(11)	Represents security purchased with cash collateral received for securities on loan.

Country Weightings†
United States	93%
Canada	2
United Kingdom	2
Mexico	1
Luxembourg	1
Netherlands	1
Total	100%
† % of total investments as of June 30, 2023.

The following table summarizes the value of the Fund’s investments as of June 30, 2023, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at June 30, 2023	Level 1 Quoted Prices	Level 2 Significant Observable Inputs
Assets:
Debt Instruments:
Asset-Backed Securities	$15,236	$—	$15,236
Corporate Bonds and Notes	41,028	—	41,028
Foreign Government Securities	1,710	—	1,710
Leveraged Loans	8,010	—	8,010
Mortgage-Backed Securities	33,305	—	33,305
Municipal Bonds	4,159	—	4,159
U.S. Government Securities	21,193	—	21,193
Equity Securities:
Preferred Stocks	1,015	—	1,015
Money Market Mutual Fund	2,638	2,638	—
Securities Lending Collateral	202	202	—
Total Investments	$128,496	$2,840	$125,656
Security held by the Fund with an end of period value of $349 was transferred from Level 3 to Level 2 due to an increase in trading activities during the period.
There were no securities valued using significant unobservable inputs (Level 3) at June 30, 2023.
See Notes to Schedule of Investments

VIRTUS NEWFLEET CORE PLUS BOND FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
June 30, 2023
Note 1. Security Valuation
The Trustees have designated the Investment Adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Investment Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Investment Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Investment Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.